S000066303 [Member] Expense Example - DoubleLine Income Fund	Mar. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,020
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,323
Class I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,081